Parent entity financial information	12 Months Ended
Dec. 31, 2025
Disclosure Of Parent Entity Financial Information [Abstract]
Parent entity financial information	Parent entity financial information
Australian Disclosure Requirements
The financial information for the parent entity has been prepared on the same basis as the consolidated financial statements. The individual financial statements for the parent entity show the following aggregate amounts:

Statement of financial position	2025	2024
	$’000	$’000
		(Recast)
Assets
Current assets	967,961	979,858
Non-current assets	650	1,589
Total assets	968,611	981,447

Liabilities
Current liabilities	12,286	113,869
Non-current liabilities	383,754	333,418
Total liabilities	396,040	447,287
Net assets	572,571	534,160

Equity
Share capital	479,962	414,012
Share capital reserve	(11,612)	15,945
Other reserves	123,383	41,445
Retained earnings/(accumulated losses)	(19,162)	62,758
Total equity	572,571	534,160
Statement of comprehensive income
Loss for the year	(80,753)	(72,526)
Total comprehensive loss for the year	(80,753)	(72,526)